TRADING ASSETS AND LIABILITIES - Investments in debt securities at fair value (Details) - COP ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of financial assets [line items]
Financial assets	$ 305,457,293	$ 304,853,883
Financial assets at fair value through profit or loss, category [member]
Disclosure of financial assets [line items]
Financial assets	31,969,586	24,400,493
Trading securities [member]
Disclosure of financial assets [line items]
Financial assets	29,097,591	20,163,214
Trading securities [member] | Financial assets at fair value through profit or loss, classified as held for trading, category, International Financial Reporting Standards 9 [member]
Disclosure of financial assets [line items]
Financial assets	29,097,591	20,163,214
Debt securities [member] | Trading securities [member]
Disclosure of financial assets [line items]
Financial assets	17,582,844	11,937,414
Debt securities [member] | Trading securities [member] | Financial assets at fair value through profit or loss, classified as held for trading, category, International Financial Reporting Standards 9 [member]
Disclosure of financial assets [line items]
Financial assets	17,582,844	11,937,414
Securities issued or secured by Colombian Government | Trading securities [member] | Financial assets at fair value through profit or loss, classified as held for trading, category, International Financial Reporting Standards 9 [member]
Disclosure of financial assets [line items]
Financial assets	15,817,844	10,641,558
Securities issued or secured by other Colombian Government entities | Trading securities [member] | Financial assets at fair value through profit or loss, classified as held for trading, category, International Financial Reporting Standards 9 [member]
Disclosure of financial assets [line items]
Financial assets	213,079	183,760
Securities issued or secured by foreign Governments | Trading securities [member] | Financial assets at fair value through profit or loss, classified as held for trading, category, International Financial Reporting Standards 9 [member]
Disclosure of financial assets [line items]
Financial assets	492,675	75,379
Securities issued or secured by other financial entities | Trading securities [member] | Financial assets at fair value through profit or loss, classified as held for trading, category, International Financial Reporting Standards 9 [member]
Disclosure of financial assets [line items]
Financial assets	1,032,569	1,002,194
Securities issued by entities of the non-financial sector entities | Trading securities [member] | Financial assets at fair value through profit or loss, classified as held for trading, category, International Financial Reporting Standards 9 [member]
Disclosure of financial assets [line items]
Financial assets	1,939	8,813
Other debt securities | Trading securities [member] | Financial assets at fair value through profit or loss, classified as held for trading, category, International Financial Reporting Standards 9 [member]
Disclosure of financial assets [line items]
Financial assets	$ 24,738	$ 25,710